Income Taxes Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Taxes Expense
Effective tax rate (as a percent)	0.00%	0.00%
Unrecognized tax benefits	$ 0
Unrecognized tax benefits, interest and penalties	0
Income (Loss) before income taxes and equity in earnings of subsidiaries	$ (12,130,402)	$ (6,615,939)